UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-548-7786

Date of fiscal year end: 12/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-03031
Reporting Period: 07/01/2017 - 06/30/2018
Morgan Stanley Tax-Free Daily Income Trust

================== Morgan Stanley Tax-Free Daily Income Trust ==================

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ticker:        MMU                            Security ID:  95766M709
Meeting Date:  SEP 29, 2017                   Meeting Type: Annual
Record Date:   JUL 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert D. Agdern         For       For          Management
1.2   Elect Director William R. Hutchinson    For       For          Management
1.3   Elect Director Riordan Roett            For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.